Summary of significant accounting policies - Initial Public Offering (Details) - USD ($)		12 Months Ended
	May 11, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance IPO		$ 150,936,000	$ 0	$ 0
Deferred offering costs	$ 3,819,000
Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Issuance of shares in relation to initial public offering, net (in shares)		7,550,531
Preferred A-1 Shares, NIS 0.01 par value
Subsidiary, Sale of Stock [Line Items]
Number of shares converted (in shares)	2,500,000
Preferred A-2 Shares, NIS 0.01 par value
Subsidiary, Sale of Stock [Line Items]
Number of shares converted (in shares)	5,051,000
Preferred A-3 Shares, NIS 0.01 par value
Subsidiary, Sale of Stock [Line Items]
Number of shares converted (in shares)	3,929,000
Preferred A-4 Shares, NIS 0.01 par value
Subsidiary, Sale of Stock [Line Items]
Number of shares converted (in shares)	6,599,000
Preferred A-5 Shares, NIS 0.01 par value
Subsidiary, Sale of Stock [Line Items]
Number of shares converted (in shares)	1,247,000
Preferred A-6 Shares, NIS 0.01 par value
Subsidiary, Sale of Stock [Line Items]
Number of shares converted (in shares)	465,000
Preferred A-7 Shares, NIS 0.01 par value
Subsidiary, Sale of Stock [Line Items]
Number of shares converted (in shares)	4,672,000
Preferred A-8 Shares, NIS 0.01 par value
Subsidiary, Sale of Stock [Line Items]
Number of shares converted (in shares)	5,267,000
Preferred A-9 Shares, NIS 0.01 par value
Subsidiary, Sale of Stock [Line Items]
Number of shares converted (in shares)	4,601,230
Preferred A-10 Shares, NIS 0.01 par value
Subsidiary, Sale of Stock [Line Items]
Number of shares converted (in shares)	3,151,596
Preferred B Shares, NIS 0.01 par value
Subsidiary, Sale of Stock [Line Items]
Number of shares converted (in shares)	8,303,888
Preferred C Shares, NIS 0.01 par value
Subsidiary, Sale of Stock [Line Items]
Number of shares converted (in shares)	4,870,328
IPO
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance IPO	$ 150,666,000
Underwriting fees	11,627,000
Other Share Issuance Costs	$ 3,819,000
IPO | Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Issuance of shares in relation to initial public offering, net (in shares)	7,500,000
Shares Issued, Price Per Share	$ 22.00
Over-Allotment Option | Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Issuance of shares in relation to initial public offering, net (in shares)	50,531